Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 341		€ (735)	€ (1,356)
Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		525		525	1,383
Restructuring activities		360		447	484
Gain on sale of financial assets available for sale and securities held to maturity				(516)	(695)
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(619)		(59)	(203)
Deferred income taxes, net		276		1,234	(312)
Impairment, depreciation and other amortization, and accretion		2,391		2,159	3,745
Share of net income from equity method investments		(129)		(141)	(183)
Income (loss) adjusted for noncash charges, credits and other items		3,145		2,914	2,862
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(10,954)		966	(2,814)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		15,004		8,560	19,440
Non-Trading financial assets mandatory at fair value through profit and loss		(98,560)
Financial assets designated at fair value through profit or loss		91,176		(6,721)	20,337
Loans at amortized cost		302		2,759	18,190
Other assets		6,284		21,970	(7,847)
Deposits		(16,763)		34,601	(15,237)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(10,549)		5,461	8,686
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(16,716)		(3,355)	16,362
Other short-term borrowings		(4,266)		1,148	(10,632)
Other liabilities		(19,119)		(23,107)	(12,888)
Senior long-term debt	[2]	(6,840)		(12,728)	12,328
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		20,542		1,596	30,341
Other, net		(6,752)		5,512	(8,518)
Net cash provided by (used in) operating activities		(54,066)		39,576	70,610
Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		22,126
Maturities of financial assets at fair value through other comprehensive income		26,001
Sale of debt securities held to collect at AC		94
Maturities of debt securities held to collect at AC		1,904
Sale of financial assets available for sale				10,657	26,855
Maturities of financial assets available for sale				6,798	6,029
Maturities of securities held to maturity				0	0
Sale of equity method investments		30		80	50
Sale of property and equipment		356		113	206
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(41,031)
Debt Securities held to collect at amortized cost		(309)
Financial assets available for sale				(13,472)	(21,639)
Securities held to maturity				0	0
Equity method investments		(1)		(12)	(81)
Property and equipment		(465)		(485)	(725)
Net cash received in (paid for) business combinations/divestitures		114		82	2,023
Other, net		(1,291)		(1,328)	(1,479)
Net cash provided by (used in) investing activities		7,528		2,433	11,239
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		68	[3]	881	815
Repayments and extinguishments of subordinated long-term debt		(1,171)	[3]	(176)	(1,102)
Issuances of trust preferred securities		4	[4]	266	121
Repayments and extinguishments of trust preferred securities		(2,733)	[4]	(666)	(840)
Common shares issued		0		8,037	0
Purchases of treasury shares		(4,119)		(7,912)	(5,264)
Sale of treasury shares		3,912		7,471	4,983
Additional Equity Components (AT1) issued		0		0	0
Purchases of Additional Equity Components (AT1)		(236)		(205)	(207)
Sale of Additional Equity Components (AT1)		234		217	202
Coupon on additional equity components, pre tax		(315)		(335)	(333)
Dividends paid to noncontrolling interests		(8)		(11)	(11)
Net change in noncontrolling interests		1,205		(37)	(13)
Cash dividends paid to Deutsche Bank shareholders		(227)		(392)	0
Other, net		52		0	0
Net cash provided by (used in) financing activities		(3,334)		7,138	(1,649)
Net effect of exchange rate changes on cash and cash equivalents		1,668		(5,772)	(28)
Net increase (decrease) in cash and cash equivalents		(48,203)		43,376	80,172
Cash and cash equivalents at beginning of period		229,025		185,649	105,478
Cash and cash equivalents at end of period		180,822		229,025	185,649
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		468		689	1,572
Interest paid		11,743		11,784	10,808
Interest and dividends received [Abstract]
Interest received		22,408		21,095	22,579
Dividend received		2,186		3,006	3,256
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		174,059		222,451	178,105
Interbank balances (w/o central banks)		6,763		6,574	7,544
Total		€ 180,822		€ 229,025	€ 185,649

[1]	Included are senior long-term debt issuances of EUR5.3billion and EUR5.0billion and repayments and extinguishments of EUR5.2billion and EUR4.6billion through December31,2018 and December 31,2017, respectively.
[2]	Included are issuances of EUR27.4billion and EUR33.4billion and repayments and extinguishments of EUR32.8billion and EUR41.3billion through December 31,2018 and December31,2017, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are EUR148million in total and driven by FX movements EUR162million and FV changes of EUR(39)million
[4]	Non-cash changes for Trust Preferred Securities are EUR407million in total and driven by FV changes of EUR178million and FX movements of EUR168million.